Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of changes in the fair value of private warrants
(in thousands)	Private Warrants
Fair value as of December 31, 2021	$436
Change in fair value	59
Fair value as of March 31, 2022	$495

(in thousands)	Private Warrants
Fair value as of November 26, 2021	$535
Change in fair value	(99)
Fair value as of December 31, 2021	$436

Schedule of change in fair value of in financial instruments within the consolidated statements of operations
(in thousands)	Lender Warrants
Fair value as of December 31, 2021	$16,601
Change in fair value	229
Fair value as of March 31, 2022	$16,830

(in thousands)	Lender Warrants
Fair value as of November 26, 2021	$17,380
Change in fair value due to modification	6,540
Lender Warrants issued on December 31, 2021	3,581
Change in fair value	(10,900)
Fair value as of December 31, 2021	$16,601

Schedule of investor shares are classified as a liability at fair value on the company’s consolidated balance sheet
Investor Shares
Fair value as of November 26, 2021	$2,615
Value of Released Shares	(564)
Change in fair value	(884)
Fair value as of December 31, 2021	$1,167